Debt and Lease Liabilities - Other notes payable (Details) $ in Thousands, $ in Millions	Dec. 31, 2022 MXN ($)	Aug. 31, 2022 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2017 MXN ($)
Debt, lease liabilities and other notes payable outstanding
Interest Payable	$ 1,761,069			$ 1,207,057
Less: Current portion of long-term debt, excluding interest payable	1,761,069
Principal	106,235,385
Principal amount of current portion of long-term debt	1,000,000
Principal amount of long-term debt, net of current portion	105,235,385
Finance Costs	(994,735)
Finance Cost on long-term debt, net of current portion	(994,735)
Total debt	105,240,650			125,792,142
Less: Current portion of long-term debt	1,000,000			4,106,432
Long-term debt, net of current portion	104,240,650			121,685,710
Lease liabilities:
Total lease liabilities	8,369,072			9,680,559
Less: Current portion	1,373,233			1,478,382
Lease liabilities, net of current portion	6,995,839			8,202,177
Ifrs 16 [Member]
Debt, lease liabilities and other notes payable outstanding
Total debt, excluding interest payable	4,953,638
Lease liabilities:
Total lease liabilities	4,953,638			5,533,552
Satellite Transponders
Debt, lease liabilities and other notes payable outstanding
Total debt, excluding interest payable	2,807,184
Lease liabilities:
Total lease liabilities				3,457,524
Others [Member]
Debt, lease liabilities and other notes payable outstanding
Total debt, excluding interest payable	608,250
Lease liabilities:
Total lease liabilities				689,483
USD [Member]
Debt, lease liabilities and other notes payable outstanding
Interest Payable	1,459,185
Principal	77,085,385
Finance Costs	(891,767)
Total debt, excluding interest payable	76,193,618
Total debt				90,168,206
Mexican peso
Debt, lease liabilities and other notes payable outstanding
Interest Payable	301,884
Principal	29,150,000
Finance Costs	(102,968)
Total debt, excluding interest payable	$ 29,047,032
Total debt				35,623,936
6.625% Senior Notes due 2025
Debt, lease liabilities and other notes payable outstanding
Borrowing interest rate (as a percent)		6.625%	6.625%
Principal		$ 133.6	$ 200.0
6.625% Senior Notes due 2025 | USD [Member]
Debt, lease liabilities and other notes payable outstanding
Borrowing interest rate (as a percent)	6.625%
Interest Payable	$ 85,939
Principal	5,188,796
Finance Costs	(46,107)
Total debt, excluding interest payable	$ 5,142,689
Total debt				12,177,355
Effective Interest Rate	7.60%
4.625% Senior Notes due 2026 | USD [Member]
Debt, lease liabilities and other notes payable outstanding
Borrowing interest rate (as a percent)	4.625%
Interest Payable	$ 135,115
Principal	5,842,800
Finance Costs	(14,489)
Total debt, excluding interest payable	$ 5,828,311
Total debt				6,131,473
Effective Interest Rate	5.03%
8.50% Senior Notes due 2032 | USD [Member]
Debt, lease liabilities and other notes payable outstanding
Borrowing interest rate (as a percent)	8.50%
Interest Payable	$ 151,751
Principal	5,842,800
Finance Costs	(16,337)
Total debt, excluding interest payable	$ 5,826,463
Total debt				6,132,826
Effective Interest Rate	9.00%
6.625% Senior Notes due 2040 | USD [Member]
Debt, lease liabilities and other notes payable outstanding
Borrowing interest rate (as a percent)	6.625%
Interest Payable	$ 352,678
Principal	11,685,600
Finance Costs	(107,746)
Total debt, excluding interest payable	$ 11,577,854
Total debt				12,187,745
Effective Interest Rate	7.05%
5% Senior Notes due 2045
Debt, lease liabilities and other notes payable outstanding
Borrowing interest rate (as a percent)		5.00%
Principal		$ 110.6
5% Senior Notes due 2045 | USD [Member]
Debt, lease liabilities and other notes payable outstanding
Borrowing interest rate (as a percent)	5.00%
Interest Payable	$ 125,097
Principal	17,321,136
Finance Costs	(323,875)
Total debt, excluding interest payable	$ 16,997,261
Total debt				20,107,046
Effective Interest Rate	5.39%
5.25% Senior Notes due 2049
Debt, lease liabilities and other notes payable outstanding
Borrowing interest rate (as a percent)		5.25%
Principal		$ 47.8
5.25% Senior Notes due 2049 | USD [Member]
Debt, lease liabilities and other notes payable outstanding
Borrowing interest rate (as a percent)	5.25%
Interest Payable	$ 71,798
Principal	13,675,853
Finance Costs	(273,503)
Total debt, excluding interest payable	$ 13,402,350
Total debt				15,093,468
Effective Interest Rate	5.59%
6.125% Senior Notes due 2046 | USD [Member]
Debt, lease liabilities and other notes payable outstanding
Borrowing interest rate (as a percent)	6.125%
Interest Payable	$ 536,807
Principal	17,528,400
Finance Costs	(109,710)
Total debt, excluding interest payable	$ 17,418,690
Total debt				18,338,293
Effective Interest Rate	6.47%
8.79% Notes due 2027
Debt, lease liabilities and other notes payable outstanding
Borrowing interest rate (as a percent)					8.79%
Principal					$ 4,500,000
8.79% Notes due 2027 | Mexican peso
Debt, lease liabilities and other notes payable outstanding
Borrowing interest rate (as a percent)	8.79%
Interest Payable	$ 97,789
Principal	4,500,000
Finance Costs	(11,403)
Total debt, excluding interest payable	$ 4,488,597
Total debt				4,486,238
Effective Interest Rate	8.84%
8.49% Senior Notes due 2037 | Mexican peso
Debt, lease liabilities and other notes payable outstanding
Borrowing interest rate (as a percent)	8.49%
Interest Payable	$ 48,818
Principal	4,500,000
Finance Costs	(10,453)
Total debt, excluding interest payable	$ 4,489,547
Total debt				4,488,822
Effective Interest Rate	8.94%
7.25% Senior Notes due 2043 | Mexican peso
Debt, lease liabilities and other notes payable outstanding
Borrowing interest rate (as a percent)	7.25%
Interest Payable	$ 52,361
Principal	6,500,000
Finance Costs	(48,355)
Total debt, excluding interest payable	$ 6,451,645
Total debt				6,449,277
Effective Interest Rate	7.92%
Bank loans | Mexican peso
Debt, lease liabilities and other notes payable outstanding
Interest Payable	$ 77,003
Principal	10,000,000
Finance Costs	(32,757)
Total debt, excluding interest payable	$ 9,967,243
Total debt				15,939,483
Effective Interest Rate	11.57%
Bank loans (Sky) | Mexican peso
Debt, lease liabilities and other notes payable outstanding
Interest Payable	$ 25,913
Principal	3,650,000
Total debt, excluding interest payable	$ 3,650,000
Total debt				3,650,000
Effective Interest Rate	10.17%
Bank loans (TVI) | Mexican peso
Debt, lease liabilities and other notes payable outstanding
Total debt				$ 610,116